Related party transactions - Additional Information (Details) € in Thousands	Apr. 04, 2022 EUR (€)	Dec. 17, 2021	Feb. 02, 2021 EUR (€)	Jun. 30, 2022 EUR (€) licensing_agreement
Disclosure of transactions between related parties [Line Items]
Provision for attendance fees				€ 176
Amounts payable, related party transactions				€ 5,121
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Number of licensing agreements | licensing_agreement				3
Amounts payable, related party transactions				€ 0
Mi-mAbs
Disclosure of transactions between related parties [Line Items]
Maximum services to be received, related party transactions	€ 1,000		€ 600
Service agreement, period			1 year
Service agreement, renewal period		1 year